Segment Information (Details) (USD $)	3 Months Ended								6 Months Ended		12 Months Ended			213 Months Ended	219 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2013	Jan. 31, 2014
Identifiable Assets	$ 5,423,776	$ 4,852,863			$ 4,644,374				$ 5,423,776		$ 4,852,863	$ 4,644,374		$ 4,852,863	$ 5,423,776
Revenue		0	0		6,750	7,012	4,958	9,931				28,651	291,628	5,110,784	5,110,784
Canada
Identifiable Assets		2,825,894			2,350,818						2,825,894	2,350,818		2,825,894
Revenue												23,067	61,111
United States
Identifiable Assets		2,026,969			2,293,556						2,026,969	2,293,556		2,026,969
Revenue												5,584	60,867
Middle East, North Africa (MENA)
Identifiable Assets
Revenue													169,650
Identifiable Assets
Identifiable Assets		$ 4,852,863									$ 4,852,863			$ 4,852,863